Segment Reporting	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENG REPORTING
20.	SEGMENG REPORTING

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information. As of June 30, 2020, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain ("tea shop chain") conducted by Hunan MYT and distribution of dark tea products conducted by 39Pu. As of June 30, 2019, the Company had one segment.

The following tables present the summary of each segment's revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the years ended June 30, 2020, 2019 and 2018:

	For the year ended June 30, 2020
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$448,000	$417,705	$-	$865,705
Operating expenses	$(1,594,906)	$(426,655)	$(792,075)	$(2,813,636)
Net loss from continuing operations before income taxes	$(1,558,038)	$(32,301)	$(532,088)	$(2,122,427)
Net loss	$(1,558,038)	$(16,474)	$(532,088)	$(2,106,600)

	For the year ended June 30, 2019
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$401,814	$-	$-	$401,814
Operating expenses	$(2,202,161)	$-	$-	$(2,202,161)
Net loss from continuing operations before income taxes	$(932,863)	$-	$-	$(932,863)
Net income from discontinued operations before income taxes	$28,488,305	$-	$-	$28,488,305
Net income	$27,555,442	$-	$-	$27,555,442

	For the year ended June 30, 2018
	Tea shop chains	Distribution of dark tea products	Unallocated	Total
Revenues	$-	$-	$-	$-
Operating expenses	$(889,107)	$-	$-	$(889,107)
Net loss from continuing operations before income taxes	$(683,295)	$-	$-	$(683,295)
Net loss from discontinued operations before income taxes	$(82,206,040)	$-	$-	$(82,206,040)
Net income	$(82,889,335)	$-	$-	$(82,889,335)